Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 02, 2012
Registrant Name	dei_EntityRegistrantName	PACE SELECT ADVISORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000930007
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 02, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 02, 2012
Prospectus Date	rr_ProspectusDate	Nov. 28, 2011